UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

New Era Fund

Investor Class (PRNEX)

This annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - Investor Class	$86	0.79%

What drove fund performance during the past 12 months?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the MSCI World Select Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for artificial intelligence data centers. Stock choices and an average overweight boosted relative returns in oil and gas refining and marketing, which benefited from strong refining margins and supply constraints.

  An overweight allocation and stock choices in paper and forest products detracted most from relative performance due to slow consumer demand and persistent housing weakness. Stock choices in precious metals and minerals detracted as our high-quality, lower-beta holdings advanced but lagged speculative high-beta peers.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,847	9,965	10,482
2016	11,724	10,066	11,294
2016	12,164	10,555	11,917
2016	12,501	10,751	12,563
2017	12,412	11,437	12,537
2017	12,204	11,897	12,201
2017	12,965	12,473	13,201
2017	13,823	13,159	14,069
2018	13,213	12,991	13,357
2018	14,023	13,216	14,460
2018	14,308	13,874	14,521
2018	11,582	12,013	11,526
2019	13,045	13,512	13,133
2019	13,160	14,053	13,131
2019	12,522	14,128	12,509
2019	13,537	15,337	13,456
2020	8,693	12,108	8,151
2020	10,546	14,452	9,985
2020	10,944	15,598	9,616
2020	13,176	17,776	11,806
2021	14,556	18,651	13,700
2021	15,262	20,095	14,786
2021	15,206	20,094	14,687
2021	16,513	21,654	15,518
2022	17,853	20,538	18,477
2022	15,578	17,214	16,530
2022	15,285	16,149	15,983
2022	17,706	17,726	18,773
2023	17,516	19,096	18,790
2023	17,568	20,400	18,845
2023	18,119	19,694	19,822
2023	17,900	21,942	20,351
2024	19,568	23,891	21,852
2024	19,174	24,519	21,357
2024	19,602	26,080	21,914
2024	18,702	26,039	20,638
2025	19,608	25,572	21,878
2025	19,800	28,506	22,144
2025	21,551	30,578	23,856
2025	22,239	31,532	24,653

202501-4140694, 202601-5112784

F41-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (Investor Class)	18.91%	11.04%	8.32%
MSCI World Index Net (Regulatory Benchmark)	21.09	12.15	12.17
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	19.46	15.87	9.44

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,473,110
  Number of Portfolio Holdings118
  Investment Advisory Fees Paid (000s)$12,703
  Portfolio Turnover Rate38.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	16.6%
Diversified Metals & Mining	10.7
Oil & Gas Storage & Transportation	8.6
Oil & Gas Equipment & Services	8.4
U.S. Oil Exploration & Production	6.6
Precious Metals & Minerals	6.4
OUS Oil & Gas Exploration & Production	5.7
Coal & Consumable Fuels	5.5
Paper & Forest Products	4.4
Other	27.1

Top Ten Holdings (as a % of Net Assets)

Shell	4.4%
Chevron	4.2
Exxon Mobil	4.1
ConocoPhillips	3.3
Linde	2.5
Williams	2.5
Enbridge	2.2
Canadian Natural Resources	2.0
Valero Energy	1.9
SLB	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Era Fund

Investor Class (PRNEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

New Era Fund

I Class (TRNEX)

This annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - I Class	$62	0.57%

What drove fund performance during the past 12 months?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the MSCI World Select Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for artificial intelligence data centers. Stock choices and an average overweight boosted relative returns in oil and gas refining and marketing, which benefited from strong refining margins and supply constraints.

  An overweight allocation and stock choices in paper and forest products detracted most from relative performance due to slow consumer demand and persistent housing weakness. Stock choices in precious metals and minerals detracted as our high-quality, lower-beta holdings advanced but lagged speculative high-beta peers.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	542,737	498,252	524,110
2016	586,757	503,275	564,710
2016	608,767	527,762	595,848
2016	625,999	537,553	628,139
2017	621,535	571,827	626,830
2017	611,492	594,849	610,054
2017	649,804	623,633	660,033
2017	692,978	657,966	703,430
2018	662,601	649,537	667,848
2018	703,420	660,802	723,001
2018	718,039	693,714	726,040
2018	581,387	600,647	576,279
2019	655,220	675,607	656,646
2019	661,211	702,635	656,546
2019	629,320	706,392	625,450
2019	680,535	766,847	672,808
2020	437,204	605,413	407,553
2020	530,580	722,614	499,261
2020	550,758	779,908	480,791
2020	663,559	888,795	590,306
2021	733,247	932,538	685,015
2021	769,208	1,004,753	739,297
2021	766,567	1,004,684	734,368
2021	832,838	1,082,705	775,907
2022	900,579	1,026,913	923,826
2022	786,085	860,692	826,486
2022	771,955	807,435	799,148
2022	894,542	886,285	938,640
2023	885,403	954,802	939,508
2023	888,450	1,020,010	942,229
2023	916,520	984,699	991,093
2023	905,883	1,097,107	1,017,557
2024	990,894	1,194,537	1,092,623
2024	971,407	1,225,972	1,067,830
2024	993,817	1,304,003	1,095,692
2024	948,542	1,301,947	1,031,890
2025	994,806	1,278,613	1,093,894
2025	1,005,286	1,425,294	1,107,222
2025	1,094,491	1,528,916	1,192,778
2025	1,130,174	1,576,581	1,232,661

202501-4140694, 202601-5112784

F428-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (I Class)	19.15%	11.24%	8.50%
MSCI World Index Net (Regulatory Benchmark)	21.09	12.15	12.17
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	19.46	15.87	9.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,473,110
  Number of Portfolio Holdings118
  Investment Advisory Fees Paid (000s)$12,703
  Portfolio Turnover Rate38.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	16.6%
Diversified Metals & Mining	10.7
Oil & Gas Storage & Transportation	8.6
Oil & Gas Equipment & Services	8.4
U.S. Oil Exploration & Production	6.6
Precious Metals & Minerals	6.4
OUS Oil & Gas Exploration & Production	5.7
Coal & Consumable Fuels	5.5
Paper & Forest Products	4.4
Other	27.1

Top Ten Holdings (as a % of Net Assets)

Shell	4.4%
Chevron	4.2
Exxon Mobil	4.1
ConocoPhillips	3.3
Linde	2.5
Williams	2.5
Enbridge	2.2
Canadian Natural Resources	2.0
Valero Energy	1.9
SLB	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Era Fund

I Class (TRNEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	9,125	9,200
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNEX New Era Fund
TRNEX New Era Fund–
.
I Class

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 37 .16 $ 37 .24 $ 41 .12 $ 40 .07 $ 32 .65
Investment activities
Net investment income
(1)(2)
0 .86 0 .83 0 .97 1 .31 0 .73
Net realized and unrealized
gain/loss 6 .16 0 .87 ( 0 .58 ) 1 .58 7 .52
Total from investment
activities 7 .02 1 .70 0 .39 2 .89 8 .25
Distributions
Net investment income ( 1 .08 ) ( 0 .79 ) ( 1 .19 ) ( 1 .79 ) ( 0 .83 )
Net realized gain ( 2 .58 ) ( 0 .99 ) ( 3 .08 ) ( 0 .05 ) —
Total distributions ( 3 .66 ) ( 1 .78 ) ( 4 .27 ) ( 1 .84 ) ( 0 .83 )
NET ASSET VALUE
End of period $ 40 .52 $ 37 .16 $ 37 .24 $ 41 .12 $ 40 .07
Ratios/Supplemental Data
Total return
(2)(3)
18 .91% 4 .48% 1 .10% 7 .22% 25 .33%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .79% 0 .77% 0 .75% 0 .74% 0 .70%
Net expenses after waivers/
payments by Price Associates 0 .79% 0 .77% 0 .75% 0 .74% 0 .70%
Net investment income 2 .16% 2 .08% 2 .37% 3 .18% 1 .95%
Portfolio turnover rate 38 .6% 24 .3% 82 .8% 41 .5% 33 .8%
Net assets, end of period (in
millions) $951 $915 $1,036 $1,407 $1,664
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 37 .11 $ 37 .19 $ 41 .11 $ 40 .08 $ 32 .66
Investment activities
Net investment income
(1)(2)
0 .95 0 .91 1 .05 1 .43 0 .79
Net realized and unrealized
gain/loss 6 .15 0 .88 ( 0 .59 ) 1 .53 7 .52
Total from investment
activities 7 .10 1 .79 0 .46 2 .96 8 .31
Distributions
Net investment income ( 1 .17 ) ( 0 .88 ) ( 1 .30 ) ( 1 .88 ) ( 0 .89 )
Net realized gain ( 2 .58 ) ( 0 .99 ) ( 3 .08 ) ( 0 .05 ) —
Total distributions ( 3 .75 ) ( 1 .87 ) ( 4 .38 ) ( 1 .93 ) ( 0 .89 )
NET ASSET VALUE
End of period $ 40 .46 $ 37 .11 $ 37 .19 $ 41 .11 $ 40 .08
Ratios/Supplemental Data
Total return
(2)(3)
19 .15% 4 .71% 1 .27% 7 .41% 25 .51%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .57% 0 .57% 0 .57% 0 .56% 0 .55%
Net expenses after
waivers/payments by Price
Associates 0 .57% 0 .57% 0 .57% 0 .56% 0 .55%
Net investment income 2 .38% 2 .28% 2 .55% 3 .47% 2 .10%
Portfolio turnover rate 38 .6% 24 .3% 82 .8% 41 .5% 33 .8%
Net assets, end of period (in
millions) $1,522 $1,414 $1,513 $1,696 $1,407
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.4%
AGRICULTURE  0.6%
Agricultural Products  0.6%
Corteva  214,000 14,344
14,344
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $8,324 (1)(2)(3) 450,821 —
—
Total Agriculture 14,344
CHEMICALS  6.1%
Industrial Gases  4.0%
Air Liquide (EUR)  198,104 37,234
Linde  147,093 62,719
99,953
Specialty Chemicals  2.1%
RPM International  126,357 13,141
Sherwin-Williams  98,215 31,825
Syensqo (EUR)  73,175 5,861
50,827
Total Chemicals 150,780
COMMODITY INDUSTRIALS  7.9%
Construction & Engineering  0.4%
SPIE (EUR)  180,479 10,405
10,405
Construction & Farm Machinery & Heavy Trucks  2.4%
Caterpillar  58,700 33,627
KION Group (EUR)  232,058 18,337
Sany Heavy Industry, Class H (HKD) (2) 2,621,600 7,613
59,577
Construction Materials  2.1%
Heidelberg Materials (EUR)  85,225 22,095
Holcim (CHF)  177,338 17,264
Knife River (2) 184,900 13,008
52,367
Electrical Components & Equipment  1.5%
Fujikura (JPY)  108,700 12,054
Hubbell  29,020 12,888

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
nVent Electric  124,700 12,716
37,658
Electronic Components  0.3%
Bel Fuse, Class B  40,337 6,842
6,842
Industrial Machinery  1.2%
Interpump Group (EUR)  301,603 16,406
Mitsubishi Heavy Industries (JPY)  587,300 14,338
30,744
Total Commodity Industrials 197,593
ENERGY SERVICES & PROCESSORS  21.6%
Oil & Gas Drilling  0.5%
Precision Drilling (CAD) (2) 180,200 12,931
12,931
Oil & Gas Equipment & Services  8.4%
Baker Hughes  853,069 38,849
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(4) 10,108,939 4,650
Expro Group Holdings (2) 1,171,078 15,634
Kodiak Gas Services  323,403 12,095
NOV  1,041,800 16,283
SLB  1,162,165 44,604
TechnipFMC  792,069 35,295
Tenaris, ADR (5) 341,502 13,131
Weatherford International  335,400 26,248
206,789
Oil & Gas Refining & Marketing  3.1%
Phillips 66  231,665 29,894
Valero Energy  282,296 45,955
75,849
Oil & Gas Storage & Transportation  8.6%
Enbridge (5) 1,150,492 55,028
Kinder Morgan  500,596 13,761
ONEOK  393,800 28,944
South Bow (CAD) (5) 622,500 17,121
Targa Resources  202,149 37,297
Williams  1,025,600 61,649
213,800
Semiconductor Equipment  1.0%
Qnity Electronics  153,400 12,525

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Shoals Technologies Group, Class A (2) 1,311,200 11,145
23,670
Total Energy Services & Processors 533,039
EXPLORATION & PRODUCTION  16.0%
OUS Oil & Gas Exploration & Production  5.7%
Advantage Energy (CAD) (2) 1,014,500 8,677
ARC Resources (CAD) (5) 1,012,900 19,003
Canadian Natural Resources (CAD)  1,464,066 49,590
Headwater Exploration (CAD) (5) 1,622,800 11,078
Kelt Exploration (CAD) (2) 2,169,891 12,126
Tamarack Valley Energy (CAD) (5) 1,909,200 11,100
Tourmaline Oil (CAD) (5) 520,900 23,366
Var Energi (NOK)  1,907,897 6,238
141,178
U.S. Mixed Exploration & Production  3.7%
EQT  566,187 30,348
Expand Energy  244,171 26,947
Range Resources  478,252 16,863
Viper Energy, Class A  416,203 16,078
90,236
U.S. Oil Exploration & Production  6.6%
ConocoPhillips  860,643 80,565
Diamondback Energy  143,627 21,591
EOG Resources  134,811 14,157
Ovintiv  498,200 19,524
Permian Resources  1,223,631 17,168
Vista Energy, ADR (2) 199,300 9,698
162,703
Total Exploration & Production 394,117
INTEGRATEDS  16.6%
Integrated Oil & Gas  16.6%
BP (GBP)  3,558,037 20,750
Chevron  679,031 103,491
Exxon Mobil  831,876 100,108
Shell (GBP)  2,938,114 108,276
Suncor Energy (CAD)  886,722 39,357
TotalEnergies (EUR)  584,752 38,125
Total Integrateds 410,107

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
METALS & MINING  19.9%
Coal & Consumable Fuels  5.5%
Cameco  466,584 42,688
Centrus Energy, Class A (2)(5) 43,960 10,672
Energy Fuels (2)(5) 1,185,500 17,237
Uranium Energy (2) 3,650,600 42,639
Warrior Met Coal  269,800 23,788
137,024
Diversified Metals & Mining  8.0%
Alcoa  295,970 15,728
Carpenter Technology  66,600 20,968
Champion Iron (AUD)  3,815,891 15,369
Firefly Aerospace (2) 195,424 4,372
First Quantum Minerals (CAD) (2) 934,073 25,044
Freeport-McMoRan  680,901 34,583
Iluka Resources (AUD)  3,222,617 12,389
Ivanhoe Electric (2) 1,284,681 20,529
MP Materials (2)(5) 208,983 10,558
NGEx Minerals (CAD) (2) 447,444 8,345
Southern Copper  104,902 15,050
Teck Resources, Class B  144,783 6,934
thyssenkrupp (EUR)  688,544 7,402
197,271
Precious Metals & Minerals  6.4%
Agnico Eagle Mines  141,620 24,009
Alamos Gold, Class A  306,900 11,840
Americas Gold & Silver (2) 2,428,960 11,791
Artemis Gold (CAD) (2) 673,600 18,006
Franco-Nevada (CAD) (5) 117,445 24,345
LunR Royalties (CAD) (2) 49,309 469
OR Royalties (CAD) (5) 858,200 30,400
Skeena Resources (CAD) (2) 643,300 15,279
Snowline Gold (CAD) (2) 1,078,149 13,637
Zijin Gold International (HKD) (2) 464,600 8,701
158,477
Total Metals & Mining 492,772
OTHER  4.6%
Other Diversified Financial Services  0.2%
Talon Capital (2) 479,220 4,927

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $447 (1)(2)(3) 178,821 447
5,374
Paper & Forest Products  4.4%
International Paper  562,489 22,156
Louisiana-Pacific  235,100 18,987
Packaging Corp. of America  113,408 23,388
Stora Enso, Class R (EUR)  1,426,116 17,806
UPM-Kymmene (EUR)  445,518 12,880
West Fraser Timber (CAD)  223,299 13,661
108,878
Total Other 114,252
UTILITIES  3.1%
Electric Utilities  2.4%
NextEra Energy  288,379 23,151
Orsted (DKK) (2) 1,008,939 19,260
Southern  198,502 17,310
59,721
Independent Power Producers & Energy Traders  0.4%
NRG Energy  57,500 9,156
9,156
Multi-Utilities  0.3%
Alliant Energy  125,600 8,165
8,165
Total Utilities 77,042
Total Common Stocks (Cost $1,736,279) 2,384,046
CONVERTIBLE PREFERRED STOCKS  3.2%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,048 (1)(2)(3) 165,071 —
Total Agriculture —
COMMODITY INDUSTRIALS  0.2%
Electrical Components & Equipment  0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,551

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,587
Total Commodity Industrials 6,138
ENERGY SERVICES & PROCESSORS  0.3%
Renewable Electricty  0.3%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $6,086 (1)(2)(3) 251,671 6,158
Total Energy Services & Processors 6,158
METALS & MINING  2.7%
Diversified Metals & Mining  2.7%
Cyclic Materials, Series C, Acquisition Date: 12/11/25,
Cost $5,356 (1)(2)(3) 650,849 5,356
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 5,559
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 31,622
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 5,955
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,968
Total Metals & Mining 65,966
Total Convertible Preferred Stocks (Cost $52,826) 78,262
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $234 (1)(2)(3)(4) 234,367 288
Total Energy Services & Processors 288
Total Preferred Stocks (Cost $234) 288
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 4,150,702 4,151
Total Short-Term Investments (Cost $4,151) 4,151

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 12,581,487 12,581
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 12,581
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 7,904,976 7,905
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,905
Total Securities Lending Collateral (Cost $20,486) 20,486
Total Investments in Securities
100.6% of Net Assets
(Cost $1,813,976) $ 2,487,233

T. ROWE PRICE New Era Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $83,647 and represents 3.4% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) See Note 3 . All or a portion of this security is on loan at December 31, 2025.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 320++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 320+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 65,857  ¤  ¤ $ 4,151
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 20,486
Total $ 24,637^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $320 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,637.

T. ROWE PRICE New Era Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,813,976) $ 2,487,233
Foreign currency (cost $2,975) 2,985
Dividends receivable 2,067
Receivable for shares sold 1,190
Other assets 3,215
Total assets 2,496,690
Liabilities
Obligation to return securities lending collateral 20,486
Investment management fees payable 1,129
Payable for investment securities purchased 1,021
Payable for shares redeemed 565
Due to affiliates 161
Payable to directors 2
Other liabilities 216
Total liabilities 23,580
NET ASSETS $ 2,473,110
Net Assets Consist of:
Total distributable earnings (loss) $ 677,358
Paid-in capital applicable to 61,085,328 shares of $1.00
par value capital stock outstanding; 300,000,000 shares
authorized 1,795,752
NET ASSETS $ 2,473,110
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $950,762; Shares outstanding: 23,463,354) $ 40.52
I Class
(Net assets: $1,522,348; Shares outstanding: 37,621,974) $ 40.46

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $595) $ 65,812
Other, non cash 4,048
Securities lending 345
Other 4
Total income 70,209
Expenses
Investment management 12,703
Shareholder servicing
Investor Class $ 2,100
I Class 234 2,334
Prospectus and shareholder reports
Investor Class 40
I Class 14 54
Custody and accounting 345
Registration 72
Legal and audit 69
Directors 7
Miscellaneous 49
Total expenses 15,633
Net investment income 54,576

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 189,860
Foreign currency transactions 198
Net realized gain 190,058
Change in net unrealized gain / loss
Securities 171,601
Other assets and liabilities denominated in foreign currencies 419
Change in net unrealized gain / loss 172,020
Net realized and unrealized gain / loss 362,078
INCREASE IN NET ASSETS FROM OPERATIONS $ 416,654

T. ROWE PRICE New Era Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,576 $ 55,864
Net realized gain 190,058 93,895
Change in net unrealized gain / loss 172,020 (28,077)
Increase in net assets from operations 416,654 121,682
Distributions to shareholders
Net earnings
Investor Class (79,952) (42,509)
I Class (130,487) (68,028)
Decrease in net assets from distributions (210,439) (110,537)
Capital share transactions
*
Shares sold
Investor Class 60,840 67,005
I Class 102,061 222,086
Distributions reinvested
Investor Class 76,599 40,760
I Class 124,222 64,865
Shares redeemed
Investor Class (182,250) (234,700)
I Class (243,304) (391,231)
Decrease in net assets from capital share
transactions (61,832) (231,215)
Net Assets
Increase (decrease) during period 144,383 (220,070)
Beginning of period 2,328,727 2,548,797
End of period $ 2,473,110 $ 2,328,727
*Share information (000s)
Shares sold
Investor Class 1,532 1,691
I Class 2,574 5,658
Distributions reinvested
Investor Class 1,892 1,074
I Class 3,073 1,712
Shares redeemed
Investor Class (4,583) (5,956)
I Class (6,122) (9,959)
Decrease in shares outstanding (1,634) (5,780)

T. ROWE PRICE New Era Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Era Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Era Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies. The fund has two classes of shares: the New
Era Fund (Investor Class) and the New Era Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net

T. ROWE PRICE New Era Fund

unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE New Era Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE New Era Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE New Era Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $3,921,000 for the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,584,820 $ 794,129 $ 5,097 $ 2,384,046
Convertible Preferred Stocks — — 78,262 78,262
Preferred Stocks — — 288 288
Short-Term Investments 4,151 — — 4,151
Securities Lending Collateral 20,486 — — 20,486
Total $ 1,609,457 $ 794,129 $ 83,647 $ 2,487,233

T. ROWE PRICE New Era Fund

year ended December 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment in
Securities
Common Stocks $ 7,609 $ 58 $ 447 $ — $ (3,017) $ 5,097
Convertible
Preferred Stocks 66,047 3,842 5,356 3,017 — 78,262
Preferred Stocks 267 21 — — — 288
Total $ 73,923 $ 3,921 $ 5,803 $ 3,017 $ (3,017) $ 83,647
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 5,097 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.2x 1.2x Increase

T. ROWE PRICE New Era Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.9x 7.9x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 78,262 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainity
10%
- 50%
29% Decrease
Market
comparable
Enterprise
value to
EBITDA
multiple
8.4x
- 23.9x
15.3x Increase
EBITDA growth
rate
124% 124% Increase
Cost of Capital 25% 25% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Preferred
Stocks
$ 288 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE New Era Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $120,431,000; the aggregate value of collateral was
$124,969,000 and consisted of cash collateral and related investments of
$20,486,000 and U.S. government securities of $104,483,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $914,318,000 and
$1,129,568,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE New Era Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 64,282 $ 50,886
Long-term capital gain 146,157 59,651
Total distributions $ 210,439 $ 110,537

T. ROWE PRICE New Era Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and the recognition of income on contingent debt obligations.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 1,860,811
Unrealized appreciation $ 757,504
Unrealized depreciation (130,940)
Net unrealized appreciation (depreciation) $ 626,564
($000s)
Undistributed ordinary income $ 24,416
Undistributed long-term capital gain 26,378
Net unrealized appreciation (depreciation) 626,564
Total distributable earnings (loss) $ 677,358

T. ROWE PRICE New Era Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE New Era Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $1,600,000 for T. Rowe Price Services, Inc.; and $47,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE New Era Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE New Era Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Era Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price New Era Fund, Inc. and
Shareholders of T. Rowe Price New Era Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Era Fund (constituting T.
Rowe Price New Era Fund, Inc., referred to hereafter as the "Fund") as of
December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Era Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Era Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $157,758,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $64,953,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $32,487,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F41-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026